Income tax receivables and payables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Income tax receivables and payables
Income tax receivables, Current	€ 460	€ 317
Income taxes receivables, Non current	142	114
Income tax payables, Current	1,685	2,108
Income tax payables, Non current	€ 38	€ 253